Property, plant and equipment (Details Narrative)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount	$ 463,884	$ 605,554		$ 673,135
Carrying Amounts [member]
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount	$ 463,884	605,554	$ 515,653	673,135
Carrying Amounts [member] | Leasehold Property [member]
IfrsStatementLineItems [Line Items]
Leasehold property carrying amount		$ 569,148		$ 589,002